Quarterly Holdings Report
for
Fidelity® Maryland Municipal Income Fund
November 30, 2023
SMD-NPRT1-0124
1.810710.119
Municipal Bonds - 97.4%
	Principal Amount (a)	Value ($)
District Of Columbia - 1.2%
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/33	2,000,000	2,114,978
Maryland - 94.9%
Anne Arundel County Gen. Oblig. Series 2021, 3% 10/1/37	1,300,000	1,163,360
Baltimore Convention Ctr. Hotel Rev. Series 2017, 5% 9/1/32	1,500,000	1,506,885
Baltimore County Gen. Oblig.:
Series 2019, 4% 11/1/33	1,805,000	1,892,855
Series 2020:
4% 1/1/32	700,000	697,929
4% 1/1/33	1,200,000	1,193,912
4% 1/1/35	1,230,000	1,209,857
4% 1/1/37	1,500,000	1,443,690
4% 1/1/45	1,750,000	1,556,333
4% 1/1/50	2,400,000	2,062,379
Series 2021:
3% 3/1/37	1,000,000	908,199
3% 3/1/39	3,220,000	2,787,251
Baltimore Gen. Oblig.:
(East Baltimore Research Park Proj.) Series 2017 A, 5% 9/1/38	1,650,000	1,640,570
Series 2015, 5% 6/15/24	500,000	503,720
Series 2017 A:
5% 10/15/34	2,000,000	2,125,080
5% 10/15/36	1,000,000	1,052,678
5% 10/15/37	1,005,000	1,052,491
Series 2022 A, 5% 10/15/36	1,565,000	1,786,248
Baltimore Proj. Rev.:
(Wastewtr. Projs.) Series 2014 C:
5% 7/1/27	2,325,000	2,368,471
5% 7/1/34	1,285,000	1,303,634
(Wtr. Projs.):
Series 2014 A:
5% 7/1/28	2,825,000	2,875,944
5% 7/1/33	3,000,000	3,044,578
Series 2020 A, 5% 7/1/50	2,490,000	2,624,104
Series 2017 D, 5% 7/1/31	5,260,000	5,546,792
Charles County Gen. Oblig. Series 2017:
2.8% 10/1/31	1,105,000	1,048,434
2.9% 10/1/32	1,960,000	1,867,338
City of Westminster Series 2016, 5% 11/1/31	1,000,000	1,033,254
Frederick County Gen. Oblig. Series 2021 A, 1.75% 10/1/37	2,000,000	1,470,032
Harford County Gen. Oblig. Series 2018:
2.85% 9/15/31	1,820,000	1,735,820
2.95% 9/15/32	1,045,000	1,001,179
3.05% 9/15/34	260,000	244,589
3.15% 9/15/36	670,000	614,628
Howard County Hsg. Commn Lease (Roger Carter Recreation Ctr. Proj.) Series 2021, 2% 6/1/39	755,000	537,679
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	455,000	451,302
Series 2019 C:
3.5% 3/1/50	920,000	901,590
5% 9/1/29	550,000	591,079
5% 3/1/30	700,000	751,278
5% 3/1/31	1,150,000	1,234,985
Series 2020 A:
2.5% 9/1/40	1,000,000	770,496
2.6% 3/1/42	3,490,000	2,627,399
Series 2021 B, 3% 9/1/51	1,315,000	1,265,146
Series 2023 E, 6.25% 3/1/54	2,000,000	2,177,404
Maryland Dept. of Trans.:
Series 2021 A:
2% 10/1/34	2,000,000	1,678,135
3% 10/1/32	570,000	543,809
Series 2021 B:
4% 8/1/51 (b)	2,005,000	1,791,365
5% 8/1/46 (b)	2,000,000	2,058,249
Maryland Econ. Dev. Auth. Rev.:
(Ports America Chesapeake LLC. Proj.) Series 2017 A, 5% 6/1/29	1,850,000	1,943,837
(Term. Proj.) Series 2019 A:
5% 6/1/44 (b)	500,000	508,495
5% 6/1/49 (b)	1,000,000	1,013,231
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2022 B:
5% 6/30/37 (b)	2,465,000	2,545,907
5.25% 6/30/55 (b)	1,000,000	1,012,469
Maryland Econ. Dev. Corp. Air Cargo Series 2019:
5% 7/1/27 (b)	200,000	205,694
5% 7/1/28 (b)	630,000	653,505
5% 7/1/29 (b)	585,000	610,526
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Morgan State Univ. Proj.) Series 2022 A, 5.75% 7/1/53	1,000,000	1,053,165
(Towson Univ. Proj.) Series 2017:
5% 7/1/26	350,000	354,453
5% 7/1/28	305,000	309,571
5% 7/1/29	185,000	187,286
5% 7/1/30	250,000	252,760
5% 7/1/31	300,000	302,723
5% 7/1/32	325,000	327,100
5% 7/1/36	500,000	495,838
(Univ. of Maryland, Baltimore County Proj.) Series 2016:
5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	350,000	363,891
5% 7/1/29 (Assured Guaranty Muni. Corp. Insured)	700,000	726,576
(Univ. of Maryland, College Park Projs.) Series 2016, 5% 6/1/43 (Assured Guaranty Muni. Corp. Insured)	575,000	583,394
Maryland Gen. Oblig. Series 2016 1, 3% 6/1/31	1,085,000	1,047,628
Maryland Health & Higher Edl.:
Series 2020:
4% 7/1/40	300,000	287,175
4% 7/1/45	750,000	687,521
4% 7/1/50	1,000,000	889,089
Series 2021 A:
2.5% 7/1/51	5,000,000	3,107,241
3% 7/1/51	1,000,000	713,579
4% 6/1/39	475,000	453,500
4% 6/1/40	500,000	473,075
4% 6/1/55	500,000	431,148
Series 2023, 5% 7/1/39	1,000,000	1,057,959
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Med. Ctr., MD Proj.) Series 2017 A:
5% 7/1/28	520,000	542,177
5% 7/1/30	850,000	882,827
5% 7/1/31	1,400,000	1,452,430
5% 7/1/32	290,000	300,427
Series 2013 B, 5% 8/15/38	2,000,000	2,000,439
Series 2014, 5% 7/1/27 (Pre-Refunded to 7/1/24 @ 100)	3,495,000	3,528,345
Series 2015 A, 5% 5/15/30	1,000,000	1,026,769
Series 2015:
4% 8/15/45	250,000	229,036
5% 7/1/26 (Pre-Refunded to 7/1/24 @ 100)	1,000,000	1,006,127
5% 7/1/27 (Pre-Refunded to 7/1/24 @ 100)	1,000,000	1,006,127
5% 8/15/29	2,000,000	2,035,908
5% 7/1/31	2,200,000	2,257,941
5% 7/1/33	1,325,000	1,348,722
5% 7/1/34	1,200,000	1,220,861
Series 2016 A:
4% 7/1/42	2,175,000	1,957,223
5% 7/1/35	1,500,000	1,535,239
5% 7/1/38	3,215,000	3,244,697
5.5% 1/1/31	1,500,000	1,583,188
Series 2016:
5% 6/1/26	300,000	307,400
5% 6/1/27	255,000	261,842
5% 6/1/28	310,000	318,409
5% 6/1/29	350,000	359,123
5% 7/1/31	500,000	519,814
5% 6/1/33	305,000	311,551
5% 6/1/36	250,000	254,084
Series 2017:
4% 7/1/42	2,845,000	2,733,546
5% 6/1/27	290,000	297,781
5% 6/1/31	425,000	435,039
5% 6/1/33	970,000	990,833
5% 6/1/35	600,000	611,499
5% 6/1/42	1,000,000	1,000,880
Series 2019 A, 5% 10/1/49	2,000,000	2,064,107
Series 2020 A:
5% 7/1/24	355,000	357,619
5% 7/1/34	1,000,000	1,070,667
5% 7/1/35	1,000,000	1,067,611
Series 2020 B:
5% 4/15/34	1,010,000	1,109,362
5% 4/15/35	1,000,000	1,095,476
Maryland St Stad Auth. Lease Rev. Series 2019 C, 3% 12/15/34	545,000	508,152
Maryland Stadium Auth. Built to Learn Rev.:
Series 2021:
4% 6/1/46	1,000,000	953,627
4% 6/1/51	1,000,000	925,166
Series 2022 A, 4% 6/1/36	1,875,000	1,916,845
Maryland Stadium Auth. Rev. (Pub. Schools Construction and Revitalization Prog.):
Series 2016:
5% 5/1/30	1,715,000	1,787,630
5% 5/1/36	2,000,000	2,067,775
Series 2018 A, 5% 5/1/36	1,580,000	1,674,752
Maryland Trans. Auth. Trans. Facility Projs. Rev.:
Series 2017, 5% 7/1/30	3,000,000	3,214,412
Series 2020:
4% 7/1/45	400,000	391,295
4% 7/1/50	410,000	394,521
5% 7/1/36	490,000	542,092
Series 2021 A:
2.5% 7/1/47	2,000,000	1,370,177
3% 7/1/37	1,620,000	1,459,047
Montgomery County Gen. Oblig. Series A, 4% 11/1/33	3,000,000	3,146,020
Montgomery County Hsg. Opportunities Commission Series 2023 C, 5.75% 1/1/58	500,000	544,736
Prince Georges County Ctfs. of Prtn.:
Series 2018, 5% 10/1/48	2,100,000	2,167,640
Series 2021:
4% 10/1/39	1,205,000	1,196,184
4% 10/1/40	1,255,000	1,243,282
4% 10/1/41	400,000	395,449
Prince Georges County Gen. Oblig.:
Series 2020 A, 5% 7/15/34	1,010,000	1,101,329
Series 2021 A, 2% 7/1/35	1,000,000	813,117
Salisbury Gen. Oblig. Series 2021, 3% 9/1/30	305,000	296,843
Washington Metropolitan Area Transit Auth.:
Series 2020 A, 4% 7/15/45	655,000	642,932
Series 2021 A:
3% 7/15/36	400,000	364,380
5% 7/15/46	3,350,000	3,596,202
TOTAL MARYLAND		166,379,217
Puerto Rico - 1.3%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 B, 5% 7/1/37 (c)	445,000	444,982
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	505,310	307,584
5.625% 7/1/27	55,000	57,426
5.625% 7/1/29	185,000	195,528
5.75% 7/1/31	445,000	478,581
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1, 4.55% 7/1/40	335,000	325,511
Series 2019 A2, 4.329% 7/1/40	505,000	478,006
TOTAL PUERTO RICO		2,287,618
TOTAL MUNICIPAL BONDS (Cost $176,234,467)		170,781,813

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 3.41% (d)(e) (Cost $2,019,000)	2,018,596	2,019,000

TOTAL INVESTMENT IN SECURITIES - 98.6% (Cost $178,253,467)	172,800,813
NET OTHER ASSETS (LIABILITIES) - 1.4%	2,482,955
NET ASSETS - 100.0%	175,283,768

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $444,982 or 0.3% of net assets.

(d)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.41%	1,088,000	20,275,000	19,344,000	33,547	-	-	2,019,000	0.1%
Total	1,088,000	20,275,000	19,344,000	33,547	-	-	2,019,000

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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